Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Disclosure of other liabilities	The Group’s other liabilities as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Lease liabilities ................................................................................................................................	$80	$87
Commercial agreement liabilities ................................................................................................	40	31
Income and payroll tax payables .................................................................................................	28	32
Provisions ..........................................................................................................................................	13	6
Card scheme liabilities ...................................................................................................................	54	46
Payable to SPV[1] ...............................................................................................................................	44	15
Other liabilities .................................................................................................................................	99	38
Total ...................................................................................................................................................	$358	$255
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[1] Refer to Note 16 for further details on payable to SPV.